SCHEDULE OF DEFERRED TAX ASSET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 886,846	$ 720,748	$ 508,393
Valuation allowance	(886,846)	(720,748)	(508,393)
Net deferred tax assets